NOTE 6 - INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 6 - INTANGIBLE ASSETS - Trademarks
	June 30,	December 31,
	2022	2021
Trademarks:
NewzMineTM	$9,636	$9,636
Citizens Journalist™	25,380	23,193
Effects of currency translation	(3,282)	—
	$31,734	$32,829

	December 31,	December 31,
	2021	2020
Trademarks:
NewzMineTM	$9,636	$5,461
Citizens Journalist™	23,193	11,869
	$32,829	$17,330

NOTE 6 - INTANGIBLE ASSETS - Schedule of Intangible Assets

Cost	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2021	$151,860	$32,829	$2,861,906	$45,745	$3,092,340
Additions	17,041	2,187	—	—	19,228
Effects of currency translation	(15,179)	(3,282)	(286,042)	—	(304,503)
At June 30, 2022	$153,722	$31,734	$2,575,864	$45,745	$2,807,065

Less accumulated amortization
At December 31, 2021	$—	$—	$1,463,042	$2,288	$1,465,330
Amortization expense	2,489	—	183,988	1,144	187,621
Effects of currency translation	—	—	(146,227)	—	(146,227)
At June 30, 2022	$2,489	$—	$1,500,803	$3,432	$1,506,724

Net book value
At June 30, 2022	$151,233	$31,734	$1,075,061	$42,313	$1,300,341
At December 31, 2021	$151,860	$32,829	$1,398,864	$43,457	$1,627,010

Cost	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152
Additions	42,180	15,623	365,060	—	422,863
Effects of currency translation	(1,576)	(124)	(24,975)	—	(26,675)
At December 31, 2021	$151,860	$32,829	$2,861,906	$45,745	$3,092,340

Less accumulated amortization
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282
Amortization expense	—	—	364,041	2,288	366,329
Effects of currency translation	—	—	(14,281)	—	(14,281)
At December 31, 2021	$—	$—	$1,463,042	$2,288	$1,465,330

Net book value
At December 31, 2021	$151,860	$32,829	$1,398,864	$43,457	$1,627,010
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870

	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2019	$75,658	$—	$1,953,837	$—	$2,029,495
Additions	32,649	26,975	491,830	45,745	597,199
Impairment	—	(9,171)	—	—	(9,171)
Effects of currency translation	2,949	(474)	76,154	—	78,629
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152

Less accumulated amortization
At December 31, 2019	$—	$—	$792,399	$—	$792,399
Depreciation expense	—	—	273,549	—	273,549
Effects of currency translation	—	—	47,334	—	47,334
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282

Net book value
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870
At December 31, 2019	$75,658	$—	$1,161,438	$—	$1,237,096

NOTE 6 - INTANGIBLE ASSETS - Amortization Expense

Six months ended June 30,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
6 months remaining 2022	$3,781	$76,790	$1,144	$81,715
2023	7,562	153,580	2,288	163,430
2024	7,562	153,580	2,288	163,430
2025	7,562	153,580	2,288	163,430
2026	7,562	153,580	2,288	163,430
Thereafter	117,204	383,951	32,017	533,172
	$151,233	$1,075,061	$42,313	$1,268,607

NOTE 6 - INTANGIBLE ASSETS - Amortization Expense

Year Ended December 31,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
2022	$7,593	$199,838	$2,288	$209,719
2023	7,593	199,838	2,288	209,719
2024	7,593	199,838	2,288	209,719
2025	7,593	199,838	2,288	209,719
2026	7,593	199,838	2,288	209,719
Thereafter	113,895	399,674	32,017	545,586
	$151,860	$1,398,864	$43,457	$1,594,181